Note 7 - Federal Home Loan Bank Advances (Detail) - Maturity and Interest Rate Information on Advances from FHLB (USD $)	Dec. 31, 2012		Dec. 31, 2011
Maturity:
FHLB advances due next 12 months	$ 24,000,000		$ 15,400,000
FHLB advances due next 12 months, weighted average interest rate at year-end	1.50%		3.95%
FHLB advances due year two	27,850,000		15,000,000
FHLB advances due year two, weighted average interest rate at year-end	3.16%		2.35%
FHLB advances due year three	16,000,000		27,850,000
FHLB advances due year three, weighted average interest rate at year-end	2.84%		3.16%
FHLB advances due year four	57,500,000		16,000,000
FHLB advances due year four, weighted average interest rate at year-end	4.19%		3.03%
FHLB advances due year five	36,000,000		57,500,000
FHLB advances due year five, weighted average interest rate at year-end	3.89%		3.91%
FHLB advances due thereafter	41,000,000		73,000,000
FHLB advances due thereafter, weighted average interest rate at year-end	3.58%		3.85%
Total FHLB advances	202,350,000		204,750,000
Total FHLB advances, weighted average interest rate at year-end	3.45%		3.67%
With Putable Option [Member]
Maturity:
FHLB advances due next 12 months		[1]		[1]
FHLB advances due year two		[1]		[1]
FHLB advances due year three		[1]		[1]
FHLB advances due year four	47,500,000	[1]		[1]
FHLB advances due year four, weighted average interest rate at year-end	4.64%
FHLB advances due year five	20,000,000	[1]	47,500,000	[1]
FHLB advances due year five, weighted average interest rate at year-end	4.51%		4.64%
FHLB advances due thereafter	33,000,000	[1]	53,000,000	[1]
FHLB advances due thereafter, weighted average interest rate at year-end	3.64%		3.97%
Total FHLB advances	$ 100,500,000	[1]	$ 100,500,000	[1]
Total FHLB advances, weighted average interest rate at year-end	4.29%		4.29%

[1]	Of the advances outstanding, a large portion have putable options which allow the FHLB, at its discretion, to terminate the advances and require the subsidiary banks to repay at predetermined dates prior to the stated maturity date of the advances.